UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      TowerView LLC

Address:   500 PARK AVENUE
           NY, NY 10022


Form 13F File Number: 028-11433


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Neil S. Shapiro
Title:   
Phone:  212-935-6655

Signature,  Place,  and  Date  of  Signing:

/s/ Neil S. Shapiro                New York, NY                       8/4/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              30

Form 13F Information Table Value Total:  $204,736,000.00
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                    COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------------------- -------------- --------- ---------- ------------------ ---------- -------- ----------------
                                                                              SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
             NAME OF ISSUER              TITLE OF CLASS   CUSIP     VALUE     PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------------------- -------------- --------- ---------- --------- --- ---- ---------- -------- ---- ------ ----
AMERICAN GREETINGS CORPORATION CMN       COM            026375105 25,723,000 1,070,000 SH       SOLE       NONE     SOLE   NONE    0
CLASS A
BRT REALTY TRUST (SBI)$3.00PAR CMN       COM            055645303    941,000   149,065 SH       SOLE       NONE     SOLE   NONE    0
BARNES & NOBLE, INC CMN                  COM            067774109 16,369,000   987,300 SH       SOLE       NONE     SOLE   NONE    0
CALL/BKS @ 20 EXP 08/20/2011             CALL           067774109     34,000     2,250 SH  CALL SOLE       NONE     SOLE   NONE    0
CALL/BKS @ 22.5 EXP 01/21/2012           CALL           067774109     41,000     2,025 SH  CALL SOLE       NONE     SOLE   NONE    0
BASSETT FURNITURE CMN                    COM            070203104  3,405,000   432,100 SH       SOLE       NONE     SOLE   NONE    0
BLUE COAT SYSTEMS, INC. CMN              COM            09534T508  1,093,000    50,000 SH       SOLE       NONE     SOLE   NONE    0
CISCO SYSTEMS, INC. CMN                  COM            17275R102  1,561,000   100,000 SH       SOLE       NONE     SOLE   NONE    0
KENNETH COLE PRODUCTIONS INC CL-A CLASS  COM            193294105    156,000    12,500 SH       SOLE       NONE     SOLE   NONE    0
A
COMPUTER SCIENCES CORP CMN               COM            205363104  9,490,000   250,000 SH       SOLE       NONE     SOLE   NONE    0
EXCO RESOURCES INC CMN                   COM            269279402  5,913,000   335,000 SH       SOLE       NONE     SOLE   NONE    0
EL PASO CORP CMN                         COM            28336L109    505,000    25,000 SH       SOLE       NONE     SOLE   NONE    0
EMMIS COMMUNICATIONS CORP CL-A CLASS A   COM            291525103  1,412,000 1,283,600 SH       SOLE       NONE     SOLE   NONE    0
FISHER COMMUNICATIONS INC CMN            COM            337756209 26,212,000   879,000 SH       SOLE       NONE     SOLE   NONE    0
FLAMEL TECHNOLOGIES SPON ADR SPONSORED   COM            338488109    107,000    20,000 SH       SOLE       NONE     SOLE   NONE    0
ADR CMN
FORTUNE BRANDS, INC. CMN                 COM            349631101    638,000    10,000 SH       SOLE       NONE     SOLE   NONE    0
GRIFFIN LAND & NURSERIES CMN             COM            398231100  3,087,000    95,000 SH       SOLE       NONE     SOLE   NONE    0
GYRODYNE CO AMER CMN                     COM            403820103  3,992,000    58,700 SH       SOLE       NONE     SOLE   NONE    0
HELIX ENERGY SOLUTNS GROUP INC CMN       COM            42330P107    114,000     6,900 SH       SOLE       NONE     SOLE   NONE    0
ITT CORPORATION CMN                      COM            450911102    589,000    10,000 SH       SOLE       NONE     SOLE   NONE    0
JOHNSON OUTDOORS INC CMN CLASS A         COM            479167108 16,019,000   935,662 SH       SOLE       NONE     SOLE   NONE    0
LORAL SPACE &COMMUNICATION INC*. CMN     COM            543881106    521,000     7,500 SH       SOLE       NONE     SOLE   NONE    0
REALNETWORKS, INC. COMMON STOCK          COM            75605L104  2,414,000   710,000 SH       SOLE       NONE     SOLE   NONE    0
SAGA COMMUNICATION, INC. CMN CLASS A     COM            786598300 28,057,000   758,300 SH       SOLE       NONE     SOLE   NONE    0
RTS/SANOFI-AVENTIS EXP12/31/2020         RTS            80105N113    422,000   175,000 SH       SOLE       NONE     SOLE   NONE    0
SYMS CORPORATION CMN                     COM            871551107     71,000     6,608 SH       SOLE       NONE     SOLE   NONE    0
TEJON RANCH CO CMN                       COM            879080109 55,388,000 1,624,277 SH       SOLE       NONE     SOLE   NONE    0
WESTELL TECHNOLOGIES INC CMN CLASS A     COM            957541105    181,000    50,818 SH       SOLE       NONE     SOLE   NONE    0
CALL/GCVR1 @ 75 EXP 07/16/2011           CALL           9EQ2G7UL8    143,000     1,000 SH  CALL SOLE       NONE     SOLE   NONE    0
STEALTHGAS INC. CMN                      COM            Y81669106    138,000    32,300 SH       SOLE       NONE     SOLE   NONE    0